Other Revenues and Other Expenses - Summary of Other Revenues (Detail) $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 11, 2021 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Other Revenue And Expense Net [Line Items]
Gains on bargain purchase of business acquisition					$ (1,271,188)
Other revenues			$ 924,002	$ 15,635,955	39,941,073	$ 17,600,466
Proceeds from government grants, classified as investing activities			$ 0	$ 0	0	4,399,765
FONADIN
Other Revenue And Expense Net [Line Items]
Proceeds from government grants, classified as investing activities	$ 4,399,765
Government grants	6,073,990
Income from government grants	$ 1,674,225
Useful life (in years)			20 years	20 years
Deer Park
Other Revenue And Expense Net [Line Items]
Increase (decrease) through net exchange differences, investment property		$ (10,383,296)
Other Revenues
Other Revenue And Expense Net [Line Items]
Other income				$ 4,313,625	7,815,529	3,028,394
Tax updates				4,744,762	8,061,861	915,277
Other income for services				2,574,801	2,797,260	4,126,750
Bidding terms, sanctions, penalties and other				1,915,375	2,353,815	1,429,152
Claims recovery				858,161	881,462	1,147,424
Gain on sale of fixed assets				577,990	43,859	52,266
Franchise fees				430,633	348,906	376,179
Revenues from reinsurance premiums				153,497	1,772,399	110,994
Account debugging				51,693	1,558,361	523,365
Insurance and deposits				15,418	1,510,943	1,459,760
Translation effect from the consolidated equity method				0	10,383,296	0
Gains on bargain purchase of business acquisition				0	1,271,188	0
Funds from FONADIN				0	732,194	1,674,225
Recognition of partial income				0	410,000	2,756,680
Other revenues				$ 15,635,955	$ 39,941,073	$ 17,600,466